UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21477

Western Asset Inflation-Linked Opportunities & Income Fund

(Name of Fund)

620 EIGHTH AVENUE,

47TH FLOOR, NEW YORK,

NEW YORK 10018

(Fund Address)

Thomas C. Mandia

Western Asset Inflation-Linked Opportunities & Income Fund

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation-Linked Opportunities & Income Fund

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

Date:	August 19, 2022